COMMON STOCK, STOCK OPTIONS AND WARRANTS (Details)	9 Months Ended		12 Months Ended
	Jun. 30, 2015	Sep. 30, 2014	Sep. 30, 2014
Risk-free interest rate	1.62%	1.78%	1.78%
Expected term		4 years 11 months 12 days	4 years 11 months 12 days
Expected volatility	57.00%	54.00%	54.00%
Minimum [Member]
Expected term	4 years 2 months 12 days
Maximum [Member]
Expected term	4 years 11 months 27 days
Stock Options [Member]
Risk-free interest rate		1.83%
Expected dividend yield		0.00%
Forfeiture rate		0.00%
Expected volatility		54.00%
Stock Options [Member] | Minimum [Member]
Expected term		5 years
Stock Options [Member] | Maximum [Member]
Expected term		6 years